ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Aug. 30, 2017 Vote	Nov. 05, 2015 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Nov. 24, 2017 USD ($)	Dec. 31, 2016 $ / shares shares
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)					99,999,999			99,999,999
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.001			$ 0.001
Repurchase of ordinary shares (in shares)			5,684,146
Repurchase of ordinary shares (in dollars per share) | $ / shares			$ 3.4261
Total cash consideration of the repurchased shares | $			$ 19,475			$ 19,475
Total proceeds from issuance of ordinary shares | $						$ 50,224
Proceeds from initial public offering | $					$ 94,627
Issuance cost, net | $					4,492
Payment of initial public offering costs | $					$ 3,073
Conversion of ordinary shares		0
Ordinary shares, shares issued (in shares)					29,213,801			23,163,801
Ordinary shares, shares outstanding (in shares)					29,213,801			23,163,801
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001
Ordinary shares re-designated (in shares)		10,115,854
Ordinary shares issued (in shares)				5,500,000
Number of votes each share is entitled | Vote	1
Proceeds from initial public offering | $				$ 94,627
Conversion of ordinary shares				3,253,870
Conversion ratio of ordinary shares	1			1
Class B Ordinary Shares
ORDINARY SHARES
Number of votes each share is entitled | Vote	10
Conversion of ordinary shares				9,352,676
Conversion ratio of ordinary shares				1
American depositary shares
ORDINARY SHARES
Share repurchase program, authorized amount | $							$ 50,000
RYB Education Limited | Class B Ordinary Shares
ORDINARY SHARES
Ordinary shares issued (in shares)		13,047,947
Total proceeds from issuance of ordinary shares | $		$ 50,224